AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 16, 2014.

No. 333-147622

No. 811-22148

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 152	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 153	☒

(Check appropriate box or boxes)

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia	With a copy to:
3500 Lacey Road, Suite 700	Alan P. Goldberg
Downers Grove, IL 60515	K&L Gates LLP
(Name and Address of Agent for Service)	70 W. Madison St. Suite 3100
Chicago, Illinois 60602

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485.

☐	on [date] pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐	on [date] pursuant to paragraph (a) of Rule 485.

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐	on [date] pursuant to paragraph (a) of Rule 485.

EXPLANATORY NOTE:

This filing relates solely to the following series of the Registrant:

PowerShares Multi-Strategy Alternative Portfolio

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 16th day of May, 2014.

PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg	President	May 16, 2014
Andrew Schlossberg

/s/ Steven Hill	Treasurer	May 16, 2014
Steven Hill

/s/ Anna Paglia	Secretary	May 16, 2014
Anna Paglia

* /s/ Kevin M. Carome	Trustee	May 16, 2014
Kevin M. Carome

* /s/ Ronn R. Bagge	Trustee	May 16, 2014
Ronn R. Bagge

* /s/ Todd J. Barre	Trustee	May 16, 2014
Todd J. Barre

* /s/ Marc M. Kole	Trustee	May 16, 2014
Marc M. Kole

* /s/ Yung Bong Lim	Trustee	May 16, 2014
Yung Bong Lim

* /s/ Philip M. Nussbaum	Trustee	May 16, 2014
Philip M. Nussbaum

*/s/ Gary R. Wicker	Trustee	May 16, 2014
Gary R. Wicker

* /s/ Donald H. Wilson	Chairman and Trustee	May 16, 2014
Donald H. Wilson

* By: /s/ Anna Paglia	Attorney-In-Fact	May 16, 2014
Anna Paglia

*	Anna Paglia signs this registration statement pursuant to powers of attorney filed with Post-Effective Amendment Nos. 27 and 89, which are incorporated by reference herein.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase